Organization and Principal Activities (Tables)	12 Months Ended
Mar. 31, 2019
Organization and Principal Activities
Schedule of significant subsidiaries, VIE and subsidiaries of the VIE

		Place of	Percentage of
	Date of	incorporation/	legal/beneficial
	establishment	establishment	Ownership
Subsidiary:
Hangzhou Yihan Information Technology Co., Ltd. ("WFOE")	September 17, 2018	PRC	100%

VIE
Hangzhou Hanyi E-commerce Co. Ltd. ("Hanyi E-Commerce")	March 24, 2016	PRC	100%

Subsidiaries of VIE
Hangzhou Ruhan Supply-chain Management Co. Ltd ("Gonginglian")	April 25, 2016	PRC	100%
Hangzhou Dayi E-commerce Co. Ltd ("Hangzhou Dayi")	April 27, 2016	PRC	100%
Ruhnn (HongKong) Limited	June 3, 2016	HONG KONG	100%
Shanghai Yitong E-commerce Co. Ltd ("Yitong")	August 1, 2016	PRC	100%
Ruhnn Culture Communication Co., Ltd. ("Culture")	April 25, 2016	PRC	100%